UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  01/23/08
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   78

Form 13F Information Table Value Total:   113,477
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blackrock Core Bond Trust      SHS BEN INT      09249e101     1079 91650.000SH       SOLE                81650.000         10000.000
Pimco CA Muni Income Fund III  COM		72201C109      139 10450.000SH       SOLE                 8450.000          2000.000
3M Company                     COM              88579y101     1054    12500 SH       SOLE                    10900              1600
American Express               COM              025816109      377     7250 SH       SOLE                     6600               650
Amgen Inc                      COM              031162100      237     5095 SH       SOLE                     4975               120
Anglo American PLC ADR         ADR NEW          03485p201     2046    67362 SH       SOLE                    62663              4699
Annaly Capital Mgmt            COM              035710409      742    40800 SH       SOLE                    40800
Apache Corp                    COM              037411105     1629    15150 SH       SOLE                    14350               800
Apple Inc                      COM              037833100     3090    15600 SH       SOLE                    15000               600
BHP Billiton PLC               SPONSORED ADR    05545E209      343     4900 SH       SOLE                     4450               450
BP plc                         SPONSORED ADR    055622104      248     3395 SH       SOLE                     3327                68
Bank of America Corp           COM              060505104      468    11352 SH       SOLE                    11352
Berkshire Hathaway A           CL A             084670108     1982       14 SH       SOLE                       11                 3
Berkshire Hathaway B           CL B             084670207     6934     1464 SH       SOLE                     1356               108
Boeing Co                      COM              097023105     1336    15274 SH       SOLE                    14124              1150
Burlington Northern Santa Fe   COM              12189T104     1174    14100 SH       SOLE                    13550               550
C.H. Robinson Worldwide        COM NEW          12541w209     1689    31200 SH       SOLE                    30300               900
Chevron                        COM              166764100     3723    39888 SH       SOLE                    37354              2534
Cisco Systems Inc              COM              17275R102     2644    97683 SH       SOLE                    90918              6765
Citigroup                      COM              172967101     1113    37816 SH       SOLE                    35266              2550
City National Corp             COM              178566105      760    12765 SH       SOLE                    10464              2301
Colonial Properties Trust      COM SH BEN INT   195872106      361    15950 SH       SOLE                    15250               700
ConocoPhillips                 COM              20825c104     2640    29900 SH       SOLE                    28300              1600
Consolidated Tomoka Land       COM              210226106      693    11051 SH       SOLE                    11051
Costco Wholesale Corp          COM              22160K105     1833    26275 SH       SOLE                    24375              1900
Dentsply International         COM              249030107     2422    53807 SH       SOLE                    49107              4700
Ebay Inc                       COM              278642103     2283    68780 SH       SOLE                    63680              5100
Expeditors Intl Wash           COM              302130109     4634   103707 SH       SOLE                    96607              7100
Exxon Mobil                    COM              30231g102     3853    41130 SH       SOLE                    38197              2933
FedEx Corporation              COM              31428x106     2078    23300 SH       SOLE                    21150              2150
Gabelli Global Gold Nat Res In COM SHS BN INT   36244N109      600    20571 SH       SOLE                    20471               100
Genco Shipping & Trading Ltd   SHS              Y2685T107     1607    29350 SH       SOLE                    28050              1300
Genentech                      COM NEW          368710406      258     3850 SH       SOLE                     3850
General Dynamics               COM              369550108     3550    39893 SH       SOLE                    37693              2200
General Electric Co            COM              369604103     1361    36714 SH       SOLE                    32802              3912
Gentex                         COM              371901109     1056    59450 SH       SOLE                    57950              1500
Goldman Sachs                  COM              38141g104     1629     7575 SH       SOLE                     7125               450
Hershey Foods                  COM              427866108      240     6100 SH       SOLE                     6050                50
Home Depot Inc                 COM              437076102      540    20055 SH       SOLE                    19855               200
IBM                            COM              459200101      357     3300 SH       SOLE                     3300
Intel Corp                     COM              458140100      279    10450 SH       SOLE                     9650               800
Jacobs Engineering Group Inc   COM              469814107     2022    21150 SH       SOLE                    20500               650
Johnson & Johnson              COM              478160104     3496    52420 SH       SOLE                    48050              4370
Lehman Bros Holdings           COM              524908100      733    11200 SH       SOLE                    11200
Leucadia National              COM              527288104     2991    63500 SH       SOLE                    60000              3500
Manulife Financial Corp        COM              56501r106      443    10863 SH       SOLE                    10863
Microsoft Corp                 COM              594918104     1359    38163 SH       SOLE                    37563               600
Mission West Properties        COM              605203108      330    34721 SH       SOLE                    31121              3600
Novartis AG ADR                SPONSORED ADR    66987v109     1086    20000 SH       SOLE                    18600              1400
Pengrowth Energy               TR UNIT NEW      706902509      750    42200 SH       SOLE                    40000              2200
Plum Creek Timber              COM              729251108     2401    52150 SH       SOLE                    46650              5500
Procter & Gamble               COM              742718109      609     8295 SH       SOLE                     8295
Prologis                       COM              743410102     1380    21773 SH       SOLE                    19404              2369
Public Storage Inc             COM              74460d109     1042    14200 SH       SOLE                    13350               850
Royal Dutch Shell A ADR        SPONS ADR A      780259206      202     2400 SH       SOLE                     2400
Schlumberger Limited           COM              806857108     2097    21322 SH       SOLE                    20022              1300
Seaboard Corp                  COM              811543107      343      233 SH       SOLE                      217                16
Singapore Fund                 COM              82929L109      344    19350 SH       SOLE                    18150              1200
St. Joe Company                COM              790148100      479    13500 SH       SOLE                    12500              1000
Stryker Corp                   COM              863667101     3587    48004 SH       SOLE                    44154              3850
Suncor Energy                  COM              867229106     3254    29925 SH       SOLE                    27825              2100
Swiss Helvetia Fund            COM              870875101      330    20001 SH       SOLE                    17422              2579
Sysco                          COM              871829107      261     8361 SH       SOLE                     6961              1400
T. Rowe Price Group Inc        COM              74144T108     2027    33300 SH       SOLE                    30700              2600
Target Corp                    COM              87612e106      285     5700 SH       SOLE                     5700
Tata Motors ADR                SPONSORED ADR    876568502      425    22550 SH       SOLE                    22450               100
Texas Instruments Inc          COM              882508104     2778    83174 SH       SOLE                    75923              7251
Thor Industries                COM              885160101      677    17800 SH       SOLE                    17600               200
U.S. Bancorp                   COM NEW          902973304     1811    57050 SH       SOLE                    55550              1500
UTi Worldwide                  ORD              G87210103     2280   116350 SH       SOLE                   105300             11050
United Technologies            COM              913017109     2629    34350 SH       SOLE                    33050              1300
Wal-Mart Stores                COM              931142103      314     6600 SH       SOLE                     6400               200
Wells Fargo & Co               COM              949746101     1177    39000 SH       SOLE                    36000              3000
Wrigley (Wm) Jr                COM              982526105     1487    25400 SH       SOLE                    24050              1350
Zebra Technologies Cl A        CL A             989207105     1114    32100 SH       SOLE                    29600              2500
iShares MSCI Japan Index       MSCI JAPAN       464286848      694    52250 SH       SOLE                    50450              1800
iShares MSCI-Singapore         MSCI SINGAPORE   464286673      270    19600 SH       SOLE                    19150               450
streetTRACKS Gold Trust        GOLD SHS         863307104      886    10750 SH       SOLE                     9750              1000